CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost Of Products And Licenses Expense
Total stock-based compensation expense	$ 68	$ 58	$ 49
Cost Of Software Updates Maintenance And Subscriptions
Total stock-based compensation expense	761	909	984
Research and Development Expense
Total stock-based compensation expense	8,594	7,471	7,325
Selling and Marketing Expense
Total stock-based compensation expense	9,677	7,888	7,279
General and Administrative Expense
Total stock-based compensation expense	$ 26,187	$ 23,509	$ 19,543